Note 28 - Commitments and Contingent Liabilities (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingent Liabilities [Abstract]
Irrevocable payment commitments related to bank levy	€ 767	€ 595